Restructuring Costs - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended
	Jan. 31, 2024	Sep. 30, 2024	Sep. 30, 2024
Restructuring and Related Activities [Abstract]
Percentage of workforce reduction	95.00%
Restructuring charges		$ 100	$ 10,059